Trade and other payables: due within one year	6 Months Ended
Jun. 30, 2023
Trade And Other Payables Due Within One Year
Trade and other payables: due within one year

9. Trade and other payables: due within one year

	June 30, 2023	December 31, 2022
	£	£
Trade payables	953,855	882,364
Other tax and social security	137,017	293,467
Accruals	1,331,482	944,904
Other payables	72,178	38,323
	2,494,532	2,159,058

The fair value of trade and other payables are not materially different to the book value.